CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
(LOSS)/PROFIT FOR THE YEAR	$ (92,951)	$ (46,880)	$ (80,693)
Other comprehensive income(loss) to be reclassified to profit and loss in subsequent periods:
Cash flow/net investment hedge (Note 15)	7,950	13,838	(10,346)
Exchange differences on translation of foreign operations	11,884	42,326	6,930
Translation differences	(40,533)	(9,442)	(14,953)
Other comprehensive income/(loss)	(44,467)	(37,930)	(32,229)
Total comprehensive (loss)/income	(137,417)	(84,810)	(112,922)
Total comprehensive income/(loss) attributable to:
Owners of the parent	(137,417)	(84,810)	(112,733)
Non-controlling interest	0	0	(189)
Total comprehensive (loss)/income	$ (137,417)	$ (84,810)	$ (112,922)